Bank acceptance notes payable	12 Months Ended
Dec. 31, 2020
Notes Payable to Banks [Member]
Bank acceptance notes payable

Note 13 – Bank acceptance notes payable

Bank acceptance notes payable do not carry a stated interest rate but have a specific due date usually for a period of up to one year. These notes are negotiable documents issued by or guaranteed by financial institutions on the Company’s behalf to vendors. These notes can either be endorsed by the vendor to other third parties as payment or can be factored to other financial institutions before becoming due. These notes are short-term in nature. As collateral security for financial institutions’ undertakings, the Company is required to maintain deposits with such financial institutions in restricted cash amounts of 0% to 100% of the balances of the bank acceptance notes. As of December 31, 2020 and 2019, deposits of $220,109 and $205,520 were reported as restricted cash on balance sheet.

Bank acceptance notes payable consisted of the following:

		December 31,	December 31,
		2020	2019

Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch	(a)	$—	$205,520
Bank acceptance notes payable issued by Zhang Jiagang Rural Commercial Bank	(b)	220,109	—
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch	(c)	1,533,000	—
Total		$1,753,109	$205,520

(a)

Bank acceptance notes payable of $205,520 (RMB1,431,200) issued by SPD Bank Zhang Jiagang Branch with due date on January 12, 2020. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability. These notes were fully paid upon maturity and restricted deposit was also released upon the payments.

(b)

Bank acceptance notes payable of $220,109 (RMB1,435,805) issued by Zhang Jiagang Rural Commercial Bank with due dates from February 10, 2021 to March 29, 2021. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.  These notes were fully paid upon maturity and restricted deposit was also released upon the payments.

(c)

Commercial acceptance notes payable of $1,533,000  (RMB10,000,000)  issued by Tantech Bamboo and guaranteed by SPD Bank Lishui Branch with due date on April 19, 2021. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order for the bank to make guarantee for the notes and ensure the availability for future credit. A related party, Zhejiang Xinsen Industrial Co., Ltd. (“Zhejiang Xinsen”), made collateral for this commercial acceptance notes payable on behalf of Tantech Bamboo with a one-year term deposit of approximately $1,533,000  (RMB10,000,000), which has a due date of April 21, 2021. The note was fully paid upon maturity by Zhejiang Xinsen on behalf of Tantech Bamboo.